BUSINESS DESCRIPTION (Details)	Mar. 31, 2021
Hexindai Hong Kong Limited ("HK Hexindai")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Tianjin Haohongyuan Technology Co., Ltd (Tianjin Haohongyuan")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
HX Asia Investment Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
HX China Investment Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Hexin Investment Private Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%